Statement of Stockholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, amount at May. 23, 2014	$ 0	$ 488	$ 0	$ 488
Beginning balance, shares at May. 23, 2014	0
Issuance of founders shares, shares	48,500,000
Issuance of founders shares, value	48	(48)
Net loss			(622,942)	(622,942)
Ending balance, amount at Sep. 30, 2014	$ 48	$ 440	$ (622,942)	$ (622,454)
Ending balance, shares at Sep. 30, 2014	48,500,000